Cover	Mar. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2024
Entity File Number	001-37704
Entity Registrant Name	DARIOHEALTH CORP.
Entity Central Index Key	0001533998
Entity Tax Identification Number	45-2973162
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	122 W 57th St
Entity Address, Address Line Two	#33B
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	972
Local Phone Number	4-770-4055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DRIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false